Expense Example	Apr. 30, 2026 USD ($)
Airbus SE ADRhedged(TM) | Airbus SE ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	61
Anheuser-Busch InBev SA/NV ADRhedged | Anheuser-Busch InBev SA/NV ADRhedged Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Argenx SE ADRhedged(TM) | Argenx SE ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Arm Holdings PLC ADRhedged(TM) | Arm Holdings PLC ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
ASE Technologies Holding co. Ltd. ADRhedged(TM) | ASE Technologies Holding co. Ltd. ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
ASML Holding NV ADRhedged(TM) | ASML Holding NV ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
Banco Santander S.A. ADRhedged | Banco Santander S.A. ADRhedged Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Barclays PLC ADRhedged(TM) | Barclays PLC ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Bayer AG ADRhedged(TM) | Bayer AG ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Bayerische Motoren Werke AG ADRhedged(TM) | Bayerische Motoren Werke AG ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
BP p.l.c. ADRhedged | BP p.l.c. ADRhedged Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
British American Tobacco p.l.c. ADRhedged | British American Tobacco p.l.c. ADRhedged Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Deutsche Telekom AG ADRhedged(TM) | Deutsche Telekom AG ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Diageo plc ADRhedged | Diageo plc ADRhedged Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
GSK plc ADRhedged | GSK plc ADRhedged Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
Haleon plc ADRhedged(TM) | Haleon plc ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Heineken NV ADRhedged(TM) | Heineken NV ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Hermes International SA ADRhedged(TM) | Hermes International SA ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Hitachi Ltd. ADRhedged(TM) | Hitachi Ltd. ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Honda Motor Co. LTd. ADRhedged(TM) | Airbus SE ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
HSBC Holdings plc ADRhedged | HSBC Holdings plc ADRhedged Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
ING Groep NV ADRhedged(TM) | ING Groep NV ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
L'Oreal SA ADRhedged(TM) | L'Oreal SA ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Lloyds Banking Group plc ADRhedged(TM) | Lloyds Banking Group plc ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Mitsubishi UFJ Financial Group, Inc. ADRhedged | Mitsubishi UFJ Financial Group, Inc. ADRhedged Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Mizuho Financial Group Inc. ADRhedged(TM) | Mizuho Financial Group Inc. ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
National Grid plc ADRhedged(TM) | National Grid plc ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Nestle SA ADRhedged(TM) | Nestle SA ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
NOVARTIS AG ADRhedged | NOVARTIS AG ADRhedge Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Novo Nordisk A/S (B Shares) ADRhedged | Novo Nordisk A/S (B Shares) ADRhedged Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
Rio Tinto plc ADRhedged(TM) | Rio Tinto plc ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Roche Holding AG ADRhedged(TM) | Roche Holding AG ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
SANOFI ADRhedged | SANOFI ADRhedged Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
SAP SE ADRhedged | SAP SE ADRhedged Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
Shell plc ADRhedged | Shell plc ADRhedged Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
Siemens AG ADRhedged(TM) | Siemens AG ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Silicon Motion Technology Corp. ADRhedged(TM) | Silicon Motion Technology Corp. ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Softbank Group Corp. ADRhedged(TM) | Softbank Group Corp. ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Sony Group Corp. ADRhedged(TM) | Sony Group Corp. ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
STMicroelectronics NV ADRhedged(TM) | STMicroelectronics NV ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) | Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
TotalEnergies SE ADRhedged | TotalEnergies SE ADRhedged Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Toyota Motor Corporation ADRhedged | Toyota Motor Corporation ADRhedged Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
Unilever PLC ADRhedged(TM) | Unilever PLC ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
United Microelectronics Corp. ADRhedged(TM) | United Microelectronics Corp. ADRhedged(TM) Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Vodafone Group Plc ADRhedged | Vodafone Group Plc ADRhedged Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	$ 61